Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Acquired Intangible Assets, Net [Abstract]
Definite-lived Intangible Assets
	December 31,
	2012	2013
Definite-lived:
Domain names	$2,426	$2,482
Source code	1,754	1,662
Technology	6,999	12,013
Non-compete agreement	3,933	3,985
Operating License	610	1,768
Trademarks	77	79
User Base	-	157
Customer relationship	-	2,973

Total acquired definite-lived intangible assets	15,799	25,119

Less: Accumulated amortization
Domain names	(423)	(859)
Source code	(821)	(1,050)
Technology	(1,872)	(3,450)
Non-compete agreement	(299)	(1,584)
Trademarks	(2)	(29)
Operating license	-	(235)
User base	-	(8)
Customer relationship	-	(507)

Accumulated amortization	(3,417)	(7,722)

Less: Impairment loss
Domain names	(411)	(424)
Source code	(158)	(72)
Technology	(673)	(887)

Accumulated impairment loss	(1,242)	(1,383)

Acquired definite-lived intangible assets, net	$11,140	$16,014

Indefinite-lived Intangible Assets
	December 31,
	2012	2013

Indefinite-lived:
Domain names	$360	$371
Trademarks	1,288	2,200

Total acquired indefinite-lived intangible assets	1,648	2,571

Less: Impairment loss
Domain names	(281)	(288)
Trademarks	(197)	(1,049)

Accumulated impairment loss	(478)	(1,337)

Acquired indefinite-lived intangible assets, net	$1,170	$1,234